Note 17 - Gain on Investment in Allied Esports Entertainment, Inc. (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Schedule of Unrealized Loss on Investments [Table Text Block]
	December 31,	December 31,
	2022	2021
Net gain (loss) on investment in Allied Esports Entertainment, Inc. securities	$–	$133,944
Less: Net gains and losses recognized on equity securities sold during the period	–	(133,944)
Unrealized losses recognized on equity securities still held at the end of the period	$–	$–